Note 11 - Investments in Unconsolidated Entities - Summary of Equity Value, Period of Time until Potential Liquidity Events and Probabilities (Details) - PWERM [member] $ in Millions	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Financial forecast of cash inflows (outflows) from initial public offering [member]
Disclosure of unconsolidated structured entities [line items]
Measurement input	0.80	0.72
Financial forecast of cash inflows (outflows) from initial public offering [member] | Bottom of range [member]
Disclosure of unconsolidated structured entities [line items]
Equity value	$ 3,000	$ 2,900
Time horizon	1	1
Financial forecast of cash inflows (outflows) from initial public offering [member] | Top of range [member]
Disclosure of unconsolidated structured entities [line items]
Equity value	$ 6,000	$ 8,000
Time horizon	2	3
Financial forecast of cash inflows (outflows) from sales transactions, measurement input [member]
Disclosure of unconsolidated structured entities [line items]
Measurement input	0.10	0.08
Financial forecast of cash inflows (outflows) from sales transactions, measurement input [member] | Bottom of range [member]
Disclosure of unconsolidated structured entities [line items]
Equity value	$ 3,000	$ 3,500
Time horizon	1	1
Financial forecast of cash inflows (outflows) from sales transactions, measurement input [member] | Top of range [member]
Disclosure of unconsolidated structured entities [line items]
Equity value	$ 5,500	$ 7,500
Time horizon	2	3
Financial forecast of cash inflows (outflows) from dissolution, measurement input [member]
Disclosure of unconsolidated structured entities [line items]
Equity value	$ 236	$ 234
Time horizon	3	3
Measurement input	0.05	0.10
Financial forecast of cash inflows (outflows) from Redemption, measurement input [member]
Disclosure of unconsolidated structured entities [line items]
Equity value	$ 1,000	$ 1,000
Time horizon	3	3
Measurement input	0.05	0.10